Condensed Consolidated Statement of Equity - USD ($) shares in Millions, $ in Millions		Total		Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Earnings (Loss)	Treasury Stock	Non-controlling Interests	FNF Group Common Stock Common Stock	FNFV Group Common Stock Common Stock
Beginning balance (in shares) at Dec. 31, 2014							0		279	93
Beginning balance at Dec. 31, 2014		$ 6,073		$ 4,855	$ 1,150	$ 2	$ (13)	$ 79	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)									2
Exercise of stock options		26		26
Other comprehensive earnings — unrealized losses on investments and other financial instruments		(38)				(38)
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		(27)	[1]			(27)
Other comprehensive earnings — unrealized losses on foreign currency translation		(8)				(8)
Reclassification adjustments for change in unrealized gains and losses included in net earnings	[2]	0
Stock-based compensation		(3)		38				(41)
Dividends declared		(222)			(222)
Subsidiary dividends declared to non-controlling interests		(6)						(6)
Net earnings		561			527			34
Ending balance (in shares) at Dec. 31, 2015							15		282	81
Ending balance at Dec. 31, 2015		6,588		4,795	1,374	(69)	$ (346)	834	$ 0	$ 0
Beginning balance at Dec. 31, 2014		715
Ending balance at Dec. 31, 2015		344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)									2
Exercise of stock options		19		19
Other comprehensive earnings — unrealized losses on investments and other financial instruments		37				38		(1)
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		10	[1]			10
Other comprehensive earnings — unrealized losses on foreign currency translation		2				2
Reclassification adjustments for change in unrealized gains and losses included in net earnings	[2]	0
Stock-based compensation		58		36				22
Dividends declared		(240)
Acquisitions of non-controlling interests		14						14
Equity portion of debt conversions settled in cash		(2)		(2)
Subsidiary dividends declared to non-controlling interests		(9)						(9)
Net earnings		692			650			42
Ending balance (in shares) at Dec. 31, 2016							27		285	81
Ending balance at Dec. 31, 2016		6,898		4,848	1,784	(13)	$ (623)	902	$ 0	$ 0
Ending balance at Dec. 31, 2016		344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)									0
Exercise of stock options		2		2
Other comprehensive earnings — unrealized losses on investments and other financial instruments		18				19		(1)
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		7	[3]			7
Other comprehensive earnings — unrealized losses on foreign currency translation		1	[4]			1
Reclassification adjustments for change in unrealized gains and losses included in net earnings		(3)	[5]			(3)
Equity portion of debt conversions settled in cash		(56)		(56)
Stock-based compensation		10		9				1
Dividends declared		(68)			(68)
Acquisitions of non-controlling interests		2						2
Subsidiary dividends declared to non-controlling interests		(2)						(2)
Net earnings		81			72			9
Ending balance (in shares) at Mar. 31, 2017							27		285	81
Ending balance at Mar. 31, 2017		6,890		4,803	1,788	11	$ (623)	911	$ 0	$ 0
Ending balance at Mar. 31, 2017		344
Beginning balance (in shares) at Dec. 31, 2016							27		285	81
Beginning balance at Dec. 31, 2016		6,898		4,848	1,784	(13)	$ (623)	902	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)									2
Exercise of stock options		31		31
Other comprehensive earnings — unrealized losses on investments and other financial instruments		27				25		2
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		12	[1]			12
Other comprehensive earnings — unrealized losses on foreign currency translation		6				6
Reclassification adjustments for change in unrealized gains and losses included in net earnings		3	[2]			3
Stock-based compensation		44		33				11
Dividends declared		(279)
Acquisitions of non-controlling interests		44						44
Equity portion of debt conversions settled in cash		(324)		(324)
Subsidiary dividends declared to non-controlling interests		(9)						(9)
Net earnings		794			771			23
Ending balance (in shares) at Dec. 31, 2017							13		288	0
Ending balance at Dec. 31, 2017		4,467		4,587	217	111	$ (468)	20	$ 0	$ 0
Beginning balance at Dec. 31, 2016		344
Ending balance at Dec. 31, 2017		344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for cumulative effect for adoption of ASU 2016-01 | Accounting Standards Update 2016-01		19			128	(109)
Exercise of stock options (in shares)									0
Exercise of stock options		3		3
Other comprehensive earnings — unrealized losses on investments and other financial instruments		(9)				(9)		0
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		3	[3]			3
Other comprehensive earnings — unrealized losses on foreign currency translation		(1)	[4]			(1)
Reclassification adjustments for change in unrealized gains and losses included in net earnings		(2)	[5]			(2)
Stock-based compensation		7		7				0
Dividends declared		(82)			(82)
Acquisitions of non-controlling interests		2						2
Equity portion of debt conversions settled in cash		(24)		(24)
Subsidiary dividends declared to non-controlling interests		(2)						(2)
Net earnings		98			97			1
Ending balance (in shares) at Mar. 31, 2018							13		288	0
Ending balance at Mar. 31, 2018		4,479		$ 4,573	$ 360	$ (7)	$ (468)	$ 21	$ 0	$ 0
Ending balance at Mar. 31, 2018		$ 344

[1]	Net of income tax expense (benefit) of $7 million, $6 million, and $(17) million for the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	Net of income tax expense of $2 million for the year ended December 31, 2017.
[3]	Net of income tax expense of $1 million and $4 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[4]	Net of income tax (benefit) expense of less than $(1) million and $1 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[5]	Net of income tax expense of $1 million and $2 million for the three-month periods ended March 31, 2018 and 2017, respectively.